PIMCO Funds

Supplement Dated June 8, 2015 to the

Credit Bond Funds Prospectus dated July 31, 2014,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to Class A Contingent Deferred Sales Charges (“CDSC”)

Unless you are eligible for a waiver, if you purchase $1,000,000 ($250,000 in the case of the PIMCO Floating Income and PIMCO Senior Floating Rate Funds) or more of Class A shares (and, thus, pay no initial sales charge) of a Fund, you will be subject to a 1% (0.75% in the case of the PIMCO Floating Income and PIMCO Senior Floating Rate Funds) CDSC if you sell (redeem) your Class A shares within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC, as described in the Prospectus.

Effective August 10, 2015, the CDSC holding period described above is reduced from 18 months to 12 months for purchases of such Class A shares on or after August 10, 2015.

In addition, effective August 10, 2015, the CDSC applicable to purchasers of $250,000 or more of Class A shares of the PIMCO Floating Income and PIMCO Senior Floating Rate Funds is changed from 0.75% to 1% for redemptions of such Class A shares within 12 months of purchase on or after August 10, 2015.

Accordingly, effective August 10, 2015, corresponding changes are made throughout the Prospectus.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated June 8, 2015 to the

Short Duration Strategy Funds Prospectus dated July 31, 2014,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to Class A Contingent Deferred Sales Charges (“CDSC”)

Unless you are eligible for a waiver, if you purchase $1,000,000 ($250,000 in the case of the PIMCO Low Duration, PIMCO Short Asset Investment and PIMCO Short-Term Funds) or more of Class A shares (and, thus, pay no initial sales charge) of a Fund, you will be subject to a 1% (0.75% in the case of the PIMCO Low Duration, PIMCO Short Asset Investment and PIMCO Short-Term Funds) CDSC if you sell (redeem) your Class A shares within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC, as described in the Prospectus.

Effective August 10, 2015, the CDSC holding period described above is reduced from 18 months to 12 months for purchases of such Class A shares on or after August 10, 2015.

In addition, effective August 10, 2015, the CDSC applicable to purchasers of $250,000 or more of Class A shares of the PIMCO Low Duration, PIMCO Short Asset Investment and PIMCO Short-Term Funds is changed from 0.75% to 1% for redemptions of such Class A shares within 12 months of purchase on or after August 10, 2015.

Accordingly, effective August 10, 2015, corresponding changes are made throughout the Prospectus.

In addition, effective August 10, 2015, the “Classes of Shares—Sales Charges—Contingent Deferred Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

Unless you are eligible for a waiver, if you purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) of a Fund other than the PIMCO Low Duration, PIMCO Short Asset Investment and PIMCO Short-Term Funds, you will be subject to a 1% CDSC if you sell (redeem) your Class A shares within 12 months of their purchase. Unless you are eligible for a waiver, if you purchase $250,000 or more of Class A shares (and, thus, pay no initial sales charge) of the PIMCO Low Duration, PIMCO Short Asset Investment and PIMCO Short-Term Funds, you will be subject to a 1% CDSC if you sell (redeem) your Class A shares within 12 months of their purchase. If the financial firm through which you purchased your shares does not receive any upfront commission from the Distributor at the time of purchase, you will not be subject to a CDSC upon redemption. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

In addition, effective August 10, 2015, the following paragraph is added to the “Classes of Shares—Sales Charges—How CDSCs will be Calculated—Reductions and Waivers of Initial Sales Charges and CDSCs” section of the Prospectus:

A redemption by a Class A shareholder who purchased, through a financial firm, $250,000 or more of Class A shares of the PIMCO Low Duration, PIMCO Short Asset Investment and PIMCO Short-Term Funds (and, thus, did not pay an initial sales charge) will not be subject to a CDSC where, pursuant to an agreement between the financial firm and the Distributor, the Distributor did not pay at the time of purchase an upfront commission to the financial firm but began paying distribution and/or shareholder services fees immediately.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated June 8, 2015 to the

Tax-Efficient Strategy Funds Prospectus dated July 31, 2014,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to Class A Contingent Deferred Sales Charges (“CDSC”)

Unless you are eligible for a waiver, if you purchase $1,000,000 ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Short Duration Municipal Income Funds) or more of Class A shares (and, thus, pay no initial sales charge) of a Fund, you will be subject to a 1% (0.75% in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Short Duration Municipal Income Funds) CDSC if you sell (redeem) your Class A shares within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC, as described in the Prospectus.

Effective August 10, 2015, the CDSC holding period described above is reduced from 18 months to 12 months for purchases of such Class A shares on or after August 10, 2015.

In addition, effective August 10, 2015, the CDSC applicable to purchasers of $250,000 or more of Class A shares of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Short Duration Municipal Income Funds is changed from 0.75% to 1% for redemptions of such Class A shares within 12 months of purchase on or after August 10, 2015.

Accordingly, effective August 10, 2015, corresponding changes are made throughout the Prospectus.

In addition, effective August 10, 2015, the “Classes of Shares—Sales Charges—Contingent Deferred Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

Unless you are eligible for a waiver, if you purchase $1,000,000 ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond and PIMCO New York Municipal Bond Funds) or more of Class A shares (and, thus, pay no initial sales charge) of a Fund other than the PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds, you will be subject to a 1% CDSC if you sell (redeem) your Class A shares within 12 months of their purchase. Unless you are eligible for a waiver, if you purchase $250,000 or more of Class A shares (and, thus, pay no initial sales charge) of the PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds, you will be subject to a 1% CDSC if you sell (redeem) your Class A shares within 12 months of their purchase. If the financial firm through which you purchased your shares does not receive any upfront commission from the Distributor at the time of purchase, you will not be subject to a CDSC upon redemption. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

In addition, effective August 10, 2015, the following paragraph is added to the “Classes of Shares—Sales Charges—How CDSCs will be Calculated—Reductions and Waivers of Initial Sales Charges and CDSCs” section of the Prospectus:

A redemption by a Class A shareholder who purchased, through a financial firm, $250,000 or more of Class A shares of the PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal

Income Funds (and, thus, did not pay an initial sales charge) will not be subject to a CDSC where, pursuant to an agreement between the financial firm and the Distributor, the Distributor did not pay at the time of purchase an upfront commission to the financial firm but began paying distribution and/or shareholder services fees immediately.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated June 8, 2015 to the

Asset Allocation Funds Prospectus (dated July 31, 2014), Bond Funds Prospectus (dated July 31, 2014), Equity-Related Strategy Funds Prospectus (dated July 31, 2014), International Bond Funds Prospectus (dated July 31, 2014), PIMCO Capital Securities and Financials Fund Prospectus (dated March 9, 2015), PIMCO Multi-Strategy Alternative Fund Prospectus (dated December 15, 2014), PIMCO TRENDS Managed Futures Strategy Fund Prospectus (dated July 31, 2014), PIMCO RAE Worldwide Long/Short PLUS Fund Prospectus (dated November 7, 2014), PIMCO RealPath™ 2055 Fund Prospectus (dated November 7, 2014), and Real Return Strategy Funds Prospectus (dated July 31, 2014), each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to Class A Contingent Deferred Sales Charges (“CDSC”)

Unless you are eligible for a waiver, if you purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) of a Fund, you will be subject to a 1% CDSC if you sell (redeem) your Class A shares within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC, as described in the Prospectuses.

Effective August 10, 2015, the CDSC holding period described above is reduced from 18 months to 12 months for purchases of such Class A shares on or after August 10, 2015.

Accordingly, effective August 10, 2015, corresponding changes are made throughout the Prospectuses.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated June 8, 2015 to the

Statement of Additional Information (“SAI”),

dated July 31, 2014, as supplemented from time to time

Disclosure Related to Class A Contingent Deferred Sales Charges (“CSDC”)

The following changes are effective August 10, 2015.

The “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Initial Sales Charge Alternative—Class A Shares” section of the SAI is deleted in its entirety and replaced with the following:

Initial Sales Charge Alternative—Class A Shares. Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge. As indicated below under “Class A Deferred Sales Charge,” certain investors who purchase $1,000,000 ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Senior Floating Rate Funds) or more of Class A shares (and thus pay no initial sales charge) of a Fund other than the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds may be subject to a CDSC of up to 1% if they redeem such shares during the first 12 months after their purchase. Certain investors who purchase $250,000 or more of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds may be subject to a CDSC of up to 1% if they redeem such shares during the first 12 months after their purchase. With respect to purchases of $250,000 or more of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds, if the financial firm through which the investors purchased their shares does not receive any upfront commission from the Distributor at the time of purchase, such investors will not be subject to a CDSC upon redemption. Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds are not subject to an initial sales charge or CDSC.

PIMCO All Asset All Authority, PIMCO Convertible, PIMCO CommoditiesPLUS® Short Strategy, PIMCO CommoditiesPLUS® Strategy, PIMCO CommodityRealReturn Strategy, PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset, PIMCO RealEstateRealReturn Strategy, PIMCO RealPathTM Income, PIMCO RealPathTM 2020, PIMCO RealPathTM 2025, PIMCO RealPathTM 2030, PIMCO RealPathTM 2035, PIMCO RealPathTM 2040, PIMCO RealPathTM 2045, PIMCO RealPathTM 2050, PIMCO RealPathTM 2055, PIMCO TRENDS Managed Futures Strategy and PIMCO RAE Worldwide Long/Short PLUS Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**	Initial Sales Charge as % of Net Amount Invested	Discount or Commission to dealers as % of Public Offering Price*
Under $50,000	5.50%	5.82%	4.75%
$50,000 but under $100,000	4.50%	4.71%	4.00%
$100,000 but under $250,000	3.50%	3.63%	3.00%
$250,000 but under $500,000	2.50%	2.56%	2.00%
$500,000 but under $1,000,000	2.00%	2.04%	1.75%
$1,000,000 +	0.00%	0.00%[1]	0.00%[2]

PIMCO All Asset, PIMCO Capital Securities and Financials, PIMCO Credit Absolute Return, PIMCO Diversified Income, PIMCO RAE Fundamental PLUS EMG, PIMCO Emerging Local Bond, PIMCO Emerging Markets Bond, PIMCO Emerging Markets Corporate Bond, PIMCO Emerging Markets Currency, PIMCO Emerging Markets Full Spectrum Bond, PIMCO RAE Low Volatility PLUS EMG, PIMCO Foreign Bond (Unhedged), PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO RAE Fundamental Advantage PLUS, PIMCO RAE Fundamental PLUS, PIMCO Global Advantage® Strategy Bond, PIMCO Global Bond (U.S. Dollar-Hedged), PIMCO GNMA, PIMCO High Yield, PIMCO Income, PIMCO RAE Fundamental PLUS International, PIMCO StocksPLUS® International (U.S. Dollar-Hedged), PIMCO StocksPLUS® International (Unhedged), PIMCO RAE Low Volatility PLUS International, PIMCO Investment Grade Corporate Bond, PIMCO Long-Term U.S. Government, PIMCO RAE Low Volatility PLUS, PIMCO Mortgage-Backed Securities, PIMCO Mortgage Opportunities, PIMCO Multi-Strategy Alternative, PIMCO Real Income 2019®, PIMCO Real Income 2029®, PIMCO Real Return, PIMCO StocksPLUS® Small, PIMCO RAE Fundamental PLUS Small, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Absolute Return, PIMCO StocksPLUS® Short, PIMCO Tax Managed Real Return, PIMCO Total Return, PIMCO Unconstrained Bond, PIMCO Unconstrained Tax Managed Bond and PIMCO RAE Worldwide Fundamental Advantage PLUS Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**	Initial Sales Charge as % of Net Amount Invested	Discount or Commission to dealers as % of Public Offering Price*
Under $100,000	3.75%	3.90%	3.25%
$100,000 but under $250,000	3.25%	3.36%	2.75%
$250,000 but under $500,000	2.25%	2.30%	2.00%
$500,000 but under $1,000,000	1.75%	1.78%	1.50%
$1,000,000 +	0.00%[1]	0.00%[1]	0.00%[3]

PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Senior Floating Rate Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**	Initial Sales Charge as % of Net Amount Invested	Discount or Commission to dealers as % of Public Offering Price*
Under $100,000	2.25%	2.30%	2.00%
$100,000 but under $250,000	1.25%	1.27%	1.00%
$250,000 +	0.00%[1]	0.00%[1]	0.00%[4]

PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**	Initial Sales Charge as % of Net Amount Invested	Discount or Commission to dealers as % of Public Offering Price*
Under $100,000	2.25%	2.30%	2.00%
$100,000 but under $250,000	1.25%	1.27%	1.00%
$250,000 +	0.00%[1]	0.00%[1]	0.00%[5]

(1)

As shown, investors who purchase more than $1,000,000 of any Fund’s Class A shares ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond,

PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds and purchases described below under “Sales at Net Asset Value” where no commission is paid, purchasers of $1,000,000 ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Senior Floating Rate Funds) or more of Class A shares of a Fund other than the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds will be subject to a CDSC of up to 1% if such shares are redeemed during the first 12 months after such shares are purchased. Except with regard to purchases described below under “Sales at Net Asset Value” where no commission is paid, purchasers of $250,000 or more of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds will be subject to a CDSC of up to 1% if such shares are redeemed during the first 12 months after such shares are purchased. With respect to purchases of $250,000 or more of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds, if the financial firm through which the investors purchased their shares does not receive any upfront commission from the Distributor at the time of purchase, such investors will not be subject to a CDSC upon redemption. The Class A CDSC does not apply if such purchasers are eligible for a waiver of the CDSC as described under “Waiver of Contingent Deferred Sales Charges” above. See “Class A Deferred Sales Charge” below.

(2)

The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares according to the following tiered schedule: 1.00% of the first $4,999,999.99, and 0.50% of amounts of $5,000,000 or over. These payments are not made in connection with sales to employer-sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

(3)

The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares of each of these Funds except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds (for which no payments are made), in each case according to the following tiered schedule: 1.00% of the first $4,999,999.99, and 0.50% of amounts of $5,000,000 or over. These payments are not made in connection with sales to employer sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

(4)

The Distributor will pay a commission to dealers that sell amounts of $250,000 or more of Class A shares according to the following tiered schedule: 1.00% of the first $4,999,999.99, and 0.50% of amounts of $5,000,000 or over. These payments are not made in connection with sales to employer-sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

(5)

The Distributor will not pay a commission to dealers that sell amounts of $250,000 or more of Class A shares, but the Distributor will pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning immediately upon purchase and will waive the CDSC. If a dealer opts-out of this commission schedule, the dealer will receive a commission from the Distributor according to the following tiered schedule: 1.00% of the first $4,999,999.99, and 0.50% of amounts of $5,000,000 or over. These payments are not made in connection with sales to employer-sponsored plans. In the case where the dealer opts out and is receiving a commission according to the tiered schedule described immediately above, the Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase, and a CDSC of 1% will apply to redemptions made within 12 months of purchase.

(*)	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.

(**)

The initial sales charge shown is a percentage of the fund’s public offering price (“POP”), or the price you pay for each share you buy. This price is rounded to the nearest penny. The actual sales charge rate will be shown on your trade confirmation or statement, which—because of rounding—could be more or less than what is shown in the table. Rounding differences could be greater for small purchases or when a fund’s NAV is higher.

Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission “reallowed” to participating brokers in the amounts indicated in the tables above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.

The “Distribution of Trust—Purchases, Exchanges and Redemptions—Class A Deferred Sales Charge” section of the SAI is deleted in its entirety and replaced with the following:

Class A Deferred Sales Charge. For purchases of Class A shares of all Funds (except the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Government Money Market, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Money Market, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term, PIMCO Short Duration Municipal Income and PIMCO Treasury Money Market Funds), investors who purchase $1,000,000 or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 12 months of their purchase. Certain purchases of Class A shares of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Senior Floating Rate Funds described above under “Initial Sales Charge Alternative—Class A Shares” will be subject to a CDSC of 1% if such shares are redeemed within 12 months after their purchase. Certain purchases of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds will be subject to a CDSC of 1% if such shares are redeemed within 12 months after their purchase. With respect to those certain purchases of Class A shares of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds, if the financial firm through which the investors purchased their shares does not receive any upfront commission from the Distributor at the time of purchase, such investors will not be subject to a CDSC upon redemption. The CDSCs described in this paragraph are sometimes referred to as the “Class A CDSC.”

The Class A CDSC does not apply to Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds. However, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more ($250,000 or more in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California

Municipal Bond, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Senior Floating Rate Funds and $250,000 or more in the case of the PIMCO California Short Duration Municipal Income, PIMCO Low Duration, PIMCO Short Asset Investment, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds, unless the financial firm through which the investors purchased their shares does not receive any upfront commission from the Distributor at the time of purchase)) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 12 months from the date of the exchange.

For Class A shares outstanding for 12 months or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% (0.10% for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) of the net asset value of such shares.

Investors Should Retain This Supplement for Future Reference

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